UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 08/31/2016

Date of reporting period: 08/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds (the “registrant”), for the year ended August 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

A series of the
360 Funds

ANNUAL REPORT

August 31, 2016

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	3
SCHEDULE OF INVESTMENTS	5
SCHEDULE OF PURCHASED OPTIONS	8
SCHEDULE OF WRITTEN OPTIONS	9
STATEMENT OF ASSETS AND LIABILITIES	11
STATEMENT OF OPERATIONS	12
STATEMENTS OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
ADDITIONAL INFORMATION	24
INFORMATION ABOUT YOUR FUND’S EXPENSES	28
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	29

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
LETTER TO SHAREHOLDERS
August 31, 2016 (Unaudited)

To the shareholders of WPLCX:

In the three short years since opening the WP Large Cap Income Plus Fund (“WPLCX” or the “Fund”), we have learned a lot about the difference between managing individual accounts and funds like this.

There are a surprising amount of differences, some good and some unexpected.

One of the unusual ones we have found is how our clients will evaluate the results of a mutual fund relative to the indexes, but when looking to their individual accounts, they look to the quality of the stocks and the income they are throwing off in dividends and the larger strategy at play to measure how they are doing.

Of course the reason for this is obvious, when you own a fund, you don’t easily know what stocks you own so it’s easy to judge the package, the mutual fund, instead of its contents. There is something big lost in that comparison and that is the indexes are designed to be passive and just follow the market up and down, while our Fund is designed to deliver results that are different than what indexes deliver.

For the twelve-month period ended August 31, 2016, WPLCX was up 15.28%(a) vs a gain of 14.37% for the Dow Jones Industrial Average Total Return Index(b) (the “Dow”). We believe our Option/Cash Flow process was a contributing factor in this gain. While no huge difference, it’s in the right direction.

Our Fund holds extra positions, which in normal times will likely hurt its performance, but when the market crashes, these positions are designed to really help the performance of the Fund, and that’s key.

While this is in no way guaranteed and we have no track record of this aspect of the Fund (the markets have not crashed since the Fund’s inception), it may make a big difference to you if and when some really dark days arise.

We see the big risk these days (and all days, but more so now, due to technology) is that of another 9/11 that shuts down the economy and scares everyone. The next one will be worse than 9/11 in that we all are older and remember how bad things got in 2008-09 and hence I think that any panic will be exacerbated, due to age of investors, fewer working years ahead, mistrust in the system and recent experiences. We hope it never happens, but we are trying to build our strategy to be able to buy insurance against it, should we wake up one Monday to a "new and different" 9/11.

All the little things including the election are just business as usual, compared to some big shock in a world of very "skittish" investors.

It's nice that we beat the indexes from time to time, especially in the past year, but it’s not the goal of the Fund to always beat them or even compete with them. If you want to stake your future on the index itself, likely this Fund is not for you. If you want the best we can offer in the way of stocks with big dividends and perhaps some protection against a retirement killer (the next 9/11) then hang with us.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
LETTER TO SHAREHOLDERS (continued)
August 31, 2016 (Unaudited)

The Future? Who knows? We do this one day at a time, with faith and confidence mixed in with a little fear of this great world we live in and how fast it is changing. The future has always been a different place than today, now more so and faster than ever.

We believe in dividends and positive cash flow.

Thanks for your patience and trust.

Sincerely,

Charles S. Stoll
Portfolio Manager

(a) The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b) The Dow Jones Industrial Average Total Return Index tracks the total return of the member stocks of the Dow Jones Industrial Index, which is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
August 31, 2016 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return.  To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange-traded funds ("ETFs") that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings.  The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold.  The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline.  The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.  The Fund seeks to minimize the effects of inflation on its portfolio.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 1.83%
Exchange-Traded Funds 3.19%
Closed-End Funds 9.48%
Common Stock 85.33%
Put Options 0.17%

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2016 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Purchased Options and Schedule of Written Options.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
August 31, 2016 (Unaudited)

Returns as of August 31, 2016	One Year	Since Inception of December 4, 2013 through August 31, 2016
WP Large Cap Income Plus Fund Institutional Class shares	15.28%	1.19%
Dow Jones Industrial Average Total Return Index	14.37%	8.15%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Large Cap Income Plus Fund versus the Dow Jones Industrial Average Total Return Index. The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones Industrial Average Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the WP Large Cap Income Plus Fund, which will generally not invest in all the securities comprising the index.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016	ANNUAL REPORT

COMMON STOCK - 92.74%	Shares	Fair Value

Aerospace & Defense - 3.77%
Lockheed Martin Corp. (b)	3,719	$903,605

Agriculture - 3.69%
Altria Group, Inc. (b)	13,400	885,606

Banks - 16.23%
Bank of America Corp. (b)	69,000	1,113,660
BB&T Corp. (b)	2,900	111,650
Citigroup, Inc. (b)	21,000	1,002,540
Goldman Sachs Group, Inc. (b)	2,300	389,758
JPMorgan Chase & Co. (b)	17,200	1,161,000
PNC Financial Services Group, Inc. (b)	1,300	117,130
		3,895,738
Beverages - 5.88%
Diageo PLC - ADR (b)	5,800	652,384
PepsiCo, Inc. (b)	7,100	757,925
		1,410,309
Biotechnology - 0.38%
Biogen, Inc. (a) (b)	300	91,689

Computers - 7.20%
Apple, Inc. (b)	10,500	1,114,050
International Business Machines Corp. (b)	3,700	587,856
Leidos Holdings, Inc.(b)	665	26,939
		1,728,845
Diversified Financial Services - 4.82%
BlackRock, Inc. (b)	3,100	1,155,711
		1,155,711
Food - 3.70%
Sysco Corp. (b)	17,100	886,806

Healthcare - Products - 1.77%
Baxter International, Inc. (b)	9,100	425,243

Insurance - 4.41%
Allianz SE - ADR (b)	1,400	20,776
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,038,381
		1,059,157
Internet - 0.16%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	38,876

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016	ANNUAL REPORT

COMMON STOCK - 92.74% (Continued)	Shares	Fair Value

Investment Companies - 0.32%
Ares Capital Corp. (b)	2,300	$37,168
BlackRock Capital Investment Corp. (b)	4,500	39,240
		76,408
Lodging - 0.17%
MGM Resorts International (a) (b)	1,700	40,613

Media - 1.09%
Comcast Corp. - Class A (b)	4,000	261,040

Miscellaneous Manufacturing - 3.27%
General Electric Co. (b)	25,100	784,124

Oil & Gas - 17.06%
BP PLC - ADR (b)	29,700	1,005,642
Chevron Corp. (b)	8,900	895,162
China Petroleum & Chemical Corp. - ADR (b)	5,500	392,535
ConocoPhillips (b)	16,900	693,745
Exxon Mobil Corp. (b)	12,700	1,106,678
		4,093,762
Pharmaceuticals - 0.86%
AstraZeneca PLC - ADR (b)	2,800	91,868
Pfizer, Inc. (b)	3,300	114,840
		206,708
Retail - 5.21%
McDonald's Corp. (b)	10,800	1,249,128

Semiconductors - 4.77%
Intel Corp. (b)	30,000	1,076,700
Skyworks Solutions, Inc. (b)	900	67,374
		1,144,074
Software - 5.48%
Microsoft Corp. (b)	22,900	1,315,834

Telecommunications - 2.50%
China Mobile Ltd. - ADR (b)	9,900	601,029

TOTAL COMMON STOCK (Cost $20,527,563)		22,254,305

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016	ANNUAL REPORT

	Shares	Fair Value
CLOSED-END FUNDS - 10.31%
Alpine Total Dynamic Dividend Fund (b)	30,000	$232,500
Boulder Growth & Income Fund, Inc. (b)	78,100	666,193
Clough Global Equity Fund (b)	4,000	45,880
Deutsche Global High Income Fund, Inc. (b)	28,000	239,680
Deutsche High Income Opportunities Fund, Inc. (b)	4,000	57,360
Eaton Vance Short Duration Diversified Income Fund (b)	34,938	477,253
Special Opportunities Fund, Inc. (b)	27,047	404,623
Virtus Total Return Fund (b)	76,062	349,886
TOTAL CLOSED-END FUNDS (Cost $2,367,286)		2,473,375

EXCHANGE-TRADED FUNDS - 3.07%

Equity Funds - 3.07%
iShares MSCI EAFE ETF (b)	5,200	303,420
iShares U.S. Financial Services ETF (b)	4,800	432,960
		736,380

TOTAL EXCHANGE-TRADED FUNDS (Cost $736,470)		736,380

MUTUAL FUNDS - 0.40%

Equity Funds - 0.40%
ClearBridge Real Estate Opportunities Fund (e)	6,200	96,472

TOTAL MUTUAL FUNDS (Cost $81,860)		96,472

OPTIONS PURCHASED (Cost $91,613) - 0.18% (c)		44,217

SHORT-TERM INVESTMENTS - 1.98%
Federated Government Obligations Fund - Institutional Shares, 0.24% (d)	475,643	475,643
TOTAL SHORT-TERM INVESTMENTS (Cost $475,643)		475,643

TOTAL INVESTMENTS (Cost $24,280,435) – 108.68%		$26,080,392

OPTIONS WRITTEN (Proceeds $3,371,747) - (12.78)% (f)		(3,067,398)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.10%		983,069
NET ASSETS - 100%		$23,996,063

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

(f)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
August 31, 2016	ANNUAL REPORT

OPTIONS PURCHASED - 0.18%

	Strike	Expiration	Contracts [1]	Fair Value

PUT OPTIONS PURCHASED - 0.18%

CBOE S&P 500 Index	$1,740.00	10/21/2016	289	$36,992
CBOE S&P 500 Index	$1,850.00	9/16/2016	289	7,225
TOTAL PUT OPTIONS PURCHASED (Cost $91,613)				44,217

TOTAL OPTIONS PURCHASED (Cost $91,613)				$44,217

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (12.78)%

CALL OPTIONS WRITTEN - (5.59)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR	$100.00	1/19/2018	4	$5,020
Altria Group, Inc.	$70.00	1/20/2017	5	380
Altria Group, Inc.	$70.00	1/19/2018	129	40,635
Apple, Inc.	$120.00	1/20/2017	105	14,385
AstraZeneca PLC - ADR (e)	$42.50	1/20/2017	28	840
Bank of America Corp.	$20.00	1/19/2018	690	48,990
Baxter International, Inc. (e)	$60.00	1/19/2018	91	8,918
BB&T Corp. (e)	$45.00	1/19/2018	29	2,900
Berkshire Hathaway, Inc. - Class B	$170.00	1/18/2019	69	24,150
Biogen, Inc. (e)	$370.00	1/19/2018	3	5,625
BlackRock, Inc. (e)	$450.00	1/19/2018	31	25,420
BP PLC - ADR (e)	$40.00	1/19/2018	296	30,784
CBOE S&P 500 Index	$2,250.00	12/15/2017	77	793,100
Chevron Corp.	$110.00	1/20/2017	89	9,078
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	2,475
China Petroleum & Chemical Corp. - ADR (e)	$80.00	10/21/2016	55	4,125
Citigroup, Inc.	$55.00	1/19/2018	210	57,120
Comcast Corp. - Class A (e)	$75.00	1/19/2018	40	9,640
ConocoPhillips	$55.00	1/19/2018	168	21,000
Diageo PLC - ADR (e)	$150.00	1/19/2018	58	7,685
Exxon Mobil Corp.	$95.00	1/20/2017	106	7,844
Exxon Mobil Corp.	$105.00	1/19/2018	21	2,415
General Electric Co.	$35.00	1/19/2018	251	21,837
Goldman Sachs Group, Inc.	$200.00	1/19/2018	10	6,000
Goldman Sachs Group, Inc. (e)	$210.00	1/19/2018	13	5,070
Intel Corp.	$45.00	1/19/2018	300	21,600
International Business Machines Corp. (e)	$190.00	1/19/2018	7	2,537
International Business Machines Corp. (e)	$210.00	1/19/2018	27	3,469
iShares MSCI EAFE ETF (e)	$75.00	1/20/2017	52	104
JPMorgan Chase & Co. (e)	$85.00	1/19/2018	172	17,372
Lockheed Martin Corp.	$270.00	1/20/2017	38	5,320
McDonald's Corp.	$130.00	1/19/2018	108	34,452
MGM Resorts International	$25.00	1/20/2017	17	2,295
Microsoft Corp.	$60.00	1/20/2017	229	36,411
PepsiCo, Inc.	$125.00	1/19/2018	69	9,453
PepsiCo, Inc. (e)	$120.00	1/20/2017	2	31
Pfizer, Inc.	$40.00	1/19/2018	33	2,937
PNC Financial Services Group, Inc. (e)	$110.00	1/19/2018	13	1,736
Skyworks Solutions, Inc.	$90.00	1/19/2018	9	5,580
Sysco Corp. (e)	$55.00	1/19/2018	171	41,895

TOTAL CALL OPTIONS WRITTEN (Proceeds $1,446,633)				$1,340,628

WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (12.78)% (continued)

PUT OPTIONS WRITTEN - (7.19%)
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	$85.00	1/20/2017	70	$15,120
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	6,550
SPDR S&P 500 ETF Trust	$180.00	9/15/2017	2,890	1,705,100

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,925,114)				$1,726,770

TOTAL OPTIONS WRITTEN (Proceeds $3,371,747)				$3,067,398

[1]	Each option contract is equivalent to 100 shares/units of the underlying common stock/index. All options are non-income producing.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016	ANNUAL REPORT
Assets:
Cash	$9,448
Investments, at value (identified cost $24,280,435)	26,080,392
Deposits at broker for options	1,019,980
Receivables:
Interest	41
Dividends	105,596
Investment securities sold	1,326
Fund shares sold	600
Prepaid expenses	2,548
Total assets	27,219,931

Liabilities:
Options written, at value (identified proceeds $3,371,747)	3,067,398
Payables:
Investment securities purchased	67,143
Fund shares redeemed	20,000
Due to advisor	27,309
Accrued distribution (12b-1) fees	5,059
Due to administrator	8,117
Accrued Trustee fees	767
Accrued expenses	28,075
Total liabilities	3,223,868
Net Assets	$23,996,063

Sources of Net Assets:
Paid-in capital	$23,337,587
Accumulated net realized loss on investments	(1,459,127)
Accumulated net investment income	13,298
Net unrealized appreciation on investments and options written	2,104,305
Total Net Assets (Unlimited shares of beneficial interest authorized)	$23,996,063

Institutional Class Shares:
Net assets applicable to 2,326,717 shares outstanding	$23,996,063
Net Asset Value, Offering and Redemption Price Per Share	$10.31

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF OPERATIONS

August 31, 2016	ANNUAL REPORT

For the
Year Ended
August 31, 2016

Investment income:
Dividends (net of foreign withholding taxes of $4,158)	$656,550
Interest	833
Total investment income	657,383

Expenses:
Management fees (Note 6)	299,634
Distribution (12b-1) fees - Institutional Class	55,488
Accounting and transfer agent fees and expenses	166,168
Interest expense	43,470
Audit fees	18,900
Trustee fees and expenses	13,659
Legal fees	13,158
Pricing fees	12,725
Custodian fees	10,963
Miscellaneous	10,737
Registration and filing fees	3,269
Insurance	1,379
Total expenses	649,550

Net investment income	7,833

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	52,399
Options purchased	(2,813,563)
Options written	2,414,807
Net realized loss on investments and options	(346,357)

Net change in unrealized appreciation on:
Investments	2,288,171
Options purchased	313,434
Options written	1,085,848
Net change in unrealized appreciation on investments and options	3,687,453

Net gain on investments and options	3,341,096

Net increase in net assets resulting from operations	$3,348,929

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2016	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	August 31, 2016	August 31, 2015

Increase (decrease) in net assets from:
Operations:
Net investment income	$7,833	$71,168
Net realized loss on investments and options	(346,357)	(1,115,384)
Net change in unrealized appreciation (depreciation) on investments and options	3,687,453	(2,540,250)
Net increase (decrease) in net assets resulting from operations	3,348,929	(3,584,466)

Distributions to shareholders from:
Return of capital - Institutional Class	(41,253)	-
Total distributions	(41,253)	-

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	(157,624)	5,323,945

Increase in net assets	3,150,052	1,739,479

Net Assets:
Beginning of period	20,846,011	19,106,532

End of period	$23,996,063	$20,846,011
Accumulated undistributed net investment income	$13,298	$-

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
FINANCIAL HIGHLIGHTS

August 31, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	August 31, 2016		August 31, 2015		August 31, 2014 (a)
Net Asset Value, Beginning of Period	$8.96		$10.56		$10.00

Investment Operations:
Net investment income (loss)	-		0.03		(0.06)
Net realized and unrealized gain (loss) on investments	1.37		(1.63)		0.62
Total from investment operations	1.37		(1.60)		0.56

Distributions:
From return of capital	(0.02)		-		-
Total distributions	(0.02)		-		-

Net Asset Value, End of Period	$10.31		$8.96		$10.56

Total Return (b)	15.28%		(15.15)%		5.60%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$23,996		$20,846		$19,107

Ratios of expenses to average net assets (h):	2.93	%(e)	2.92	%(e)	3.32%	(f)(g)

Ratios of net investment income (loss):	0.04%		0.32%		(1.00)%	(f)(g)

Portfolio turnover rate	5.30%		6.88%		1.78%	(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(e)	The ratios include 0.20% of interest expense during the fiscal year ended August 31, 2016 and 0.03% of interest expense during the year ended August 31, 2015.
(f)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified Fund.  The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale.  The Institutional Class shares commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)                  Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)                  Options – The Fund’s option strategy consists of selling and purchasing put and call options on common stock, equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)                 Exchange-Traded and Closed-End Funds - The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

d)                  Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

            As of and during the year ended August 31, 2016, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the year ended August 31, 2016, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities.  As of and during year ended August 31, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)                  Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)                  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)         Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

h)                  Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds, mutual funds and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2016.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$22,254,306	$-	$-	$22,254,306
Closed-End Funds (2)	2,473,374	-	-	2,473,374
Exchange-Traded Funds (2)	736,380	-	-	736,380
Mutual Funds	-	96,472	-	96,472
Put Options Purchased	44,217	-	-	44,217
Short-Term Investments	475,643	-	-	475,643
Total Assets	$25,983,920	$96,472	$-	$26,080,392

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

2.	SECURITIES VALUATIONS (continued)

WP Large Cap Income Plus Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,170,002	$170,626	$-	$1,340,628
Put Options Written	1,720,220	6,550	-	1,726,770
Total Liabilities	$2,890,222	$177,176	$-	$3,067,398

(1)	As of and during the year ended August 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets transferred into and out of any Level during the year ended August 31, 2016.  Transfers of liabilities between Levels during the year ended August 31, 2016, were as follows:

Transfers into Level 1:
Call options written	$5,700
Net Transfers into Level 1:	$5,700

Transfers out of Level 2:
Call options written	$(5,700)
Net Transfers out of Level 2:	$(5,700)

Transfers of liabilities between Level 1 and Level 2 as of August 31, 2016, were due to written options being previously priced at the mean (Level 2) when not traded on valuation date and now being priced based on the last trade price on valuation date (Level 1).

During the year ended August 31, 2016, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of August 31, 2016, portfolio securities valued at $25,463,468 were held in escrow by the custodian as cover for options written by the Fund.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Transactions in options written during year ended August 31, 2016, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	3,641	$503,557
Options written	10,669	8,359,625
Options covered	(8,907)	(6,980,269)
Options exercised	-	-
Options expired	(1,479)	(436,280)
Options outstanding end of year	3,924	$1,446,633

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	3,601	$2,048,486
Options written	11,541	7,772,858
Options covered	(12,062)	(7,885,362)
Options exercised	-	-
Options expired	(100)	(10,868)
Options outstanding end of year	2,980	$1,925,114

*     One option contract is equivalent to one hundred shares of common stock or ETF.

As of August 31, 2016, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Investments, at value	$44,217	$-	$44,217
Total Assets		$44,217	$-	$44,217

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$1,340,628	$-	$1,340,628
Put options written	Options written, at value	1,705,100	21,670	1,726,770
Total Liabilities		$3,045,728	$21,670	$3,067,398

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the year ended August 31, 2016, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$313,434	$-	$313,434
Call options written	Options written	(143,573)	-	(143,573)
Put option written	Options written	1,183,826	45,595	1,229,421
		$1,353,687	$45,595	$1,399,282

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$(14,113)	$-	$(14,113)
Put options purchased	Options purchased	(2,799,450)	-	(2,799,450)
Call options written	Options written	(378,025)	-	(378,025)
Put option written	Options written	2,781,143	11,689	2,792,832
		$(410,445)	$11,689	$(398,756)

For the year ended August 31, 2016, the total amount of all purchased put options, as presented in the Fund's Schedule of Investments, is representative of the volume of activity for these derivative types during the year.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2016.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$44,217	(1)	$-	$44,217	(1)	$44,217	(2)	$-	$-
Total	$44,217	(1)	$-	$44,217	(1)	$44,217	(2)	$-	$-

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$3,067,398	(3)	$-	$3,067,398	(3)	$3,067,398	(2)	$-	$-
Total	$3,067,398	(3)	$-	$3,067,398	(3)	$3,067,398	(2)	$-	$-

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended August 31, 2016, were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	389,972	(394,989)	4,221	(796)
Value	$3,566,785	$(3,765,644)	41,235	$(157,624)

Transactions in shares of capital stock for the Fund for the year ended August 31, 2015, were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	705,005	(186,641)	-	518,364
Value	$7,161,005	$(1,837,060)	-	$5,323,945

5.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 2,885,701	$ 1,230,955

There were no government securities purchased or sold during the year.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of the Fund’s net assets. For the year ended August 31, 2016, the Adviser earned $299,634 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the year ended August 31, 2016, M3Sixty earned $166,168, including out of pocket expenses with $8,117 remaining payable at August 31, 2016.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the year ended August 31, 2016, the Fund accrued $55,488 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2016, were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$24,267,471	$3,343,595	$(1,530,673)	$1,812,922

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 contracts, and return of capital distributions from closed end funds and REITs.

The Fund’s tax basis accumulated earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2016, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Accumulated Earnings
$2,103,932	$-	$-	$(104,005)	$(1,341,451)	$658,476

The difference between book basis and tax basis unrealized appreciation (depreciation), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 contracts, and return of capital distributions from closed end funds and REITs.

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2016

7.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2016, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$1,341,451	$1,405,775	$-	$-

As of August 31, 2016, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Long-Term Non-Expiring	Short-Term Non-Expiring
$104,005	$-

The Fund utilized $25,130 of short term capital loss carryforward.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2016, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Net Realized Loss	Paid-in Capital
$46,718	$7,972	$(54,690)

The permanent differences were mainly due to return of capital distributions, net operating loss, and basis adjustments from the sale of closed end funds and REITs.

During the year ended August 31, 2016, the Fund distributed $41,253 of return of capital.

There were no distributions paid by the Fund during the year ended August 31, 2015.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

10.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees (the "Board"), with the approval and recommendation of the Audit Committee, selected Cohen & Company, Ltd. ("Cohen") to replace Sanville & Company ("Sanville"), as the Fund's independent registered public accounting firm for the Fund's fiscal year ending August 31, 2016. Throughout the past two fiscal periods through the date of Sanville's dismissal as auditor of the Fund, the Fund had no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Sanville would have caused Sanville to make reference to the disagreement in a Sanville report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. With respect to the Fund, Sanville audit opinions, including the past two fiscal periods, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal years of the Fund, neither the Fund nor anyone on their behalf has consulted Cohen on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Fund's financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Large Cap Income Plus Fund and
Board of Trustees of 360 Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, purchased options and written options, of WP Large Cap Income Plus Fund (the “Fund”), a series of 360 Funds, as of August 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund’s financial statements and financial highlights for the periods ended on or prior to August 31, 2015, were audited by other auditors whose report dated October 27, 2015, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WP Large Cap Income Plus Fund as of August 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 31, 2016

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund paid $41,253 of return of capital distributions during the year ended August 31, 2016.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990-2012).	Ten	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Ten	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009 – Present).	Ten	None
Gary DiCenzo 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015 to present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Ten	None
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1971	President	Since 2013
Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Division Vice President, Boston Financial Data Services, (2005 - 2011).
				Ten	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Winning Points Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1947	Chief Compliance Officer and Secretary	Since 2013
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015 to present); Chief Compliance Officer and Secretary, 360 Funds (2015 to present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015 to present); Secretary and Anti-Money Laundering Compliance Officer, Monteagle Funds (2015 to present); Partner, K&L Gates, (2009-2015).
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1981	Assistant Secretary	Since 2013	Director of Operations, M3Sixty Administration LLC (2012 – present); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010 - 2012).	N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1969	Treasurer	Since 2007	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005 – present).	N/A	N/A
Ted Akins 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1974	Assistant Treasurer	Since 2014	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012 – present); Senior Client Service Advisor, Boston Financial Data Services, (1999 – 2012).	N/A	N/A
Jeremiah Hierseman 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1975	Assistant Treasurer	Since 2014	Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).	N/A	N/A

Winning Points Funds	ANNUAL REPORT
WP Large Cap Income Plus Fund
ADDITIONAL INFORMATION
August 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Effective December 16, 2015, each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$ 2,425	None	None	$2,425
Thomas Krausz	$ 2,300	None	None	$ 2,300
Tom M. Wirtshafter	$ 2,300	None	None	$ 2,300
Gary DiCenzo	$ 2,300	None	None	$ 2,300

Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.
[2]	Figures are for the year ended August 31, 2016.

Winning Points Funds	ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/2016 through 08/31/2016

	Beginning Account Value (03/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+23.03%)	$1,000.00	2.82%	$1,230.30	$15.81
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	2.82%	$1,011.00	$14.26

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2015 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class shares	2.99%

Total Gross Operating Expenses during the year ended August 31, 2016 were 2.93% for the WP Large Cap Income Plus Fund Institutional Class shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during year ended August 31, 2016.

360 FUNDS
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN
THE TRUST AND WINNING POINTS ADVISORS, LLC

On June 16, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss renewing the Investment Advisory Agreement between the Trust and Winning Points Advisors, LLC (the “Adviser”) with respect to the WP Large Cap Income Plus Fund (the “Fund”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to the renewal, the Board took into consideration information prepared for the renewal meeting, such as: (i) reports regarding the services and support to be provided to the Fund and their shareholders by the Adviser; (ii) information prepared by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Fund and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Fund and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Fund; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to renew the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Fund.

In considering these factors, the Trustees took into consideration the overall expenses of the Fund, including the nature and frequency of advisory fee payments, the expected asset levels of the Fund and the expenses of the Fund as compared to expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other Fund in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Fund by the principals of the Adviser to their roles for the Fund.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Fund were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits expected to be realized by the Adviser from its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Fund grows and whether the total expense ratios reflect those economies of scale for the benefit of the Funds' shareholders. In this regard, the Trustees considered potential economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, renewed the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL  33431

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

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Privacy Notice
FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully  to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does 360 Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 with respect to the registrant’s fiscal year ended August 31, 2016 and $12,500 with respect to the registrant’s fiscal year ended August 31, 2015.

(b)
Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,500 with respect to the registrant’s fiscal year ended August 31, 2016 and $1,800 with respect to the registrant’s fiscal year ended August 31, 2015. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended August 31, 2016 and $0 for the fiscal year ended August 31, 2015.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the last two fiscal years ended August 31, 2016 and August 31, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds
By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: October 28, 2016